CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowance for doubtful accounts
Convertible notes payable current, debt discount	229,621	53,677	53,677
Convertible notes payable noncurrent, debt discount		$ 508,750	$ 508,750
Common Stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	500,000,000	500,000,000	500,000,000
Common Stock, shares issued	209,895,444	177,626,058	122,838,411
Common Stock, shares outstanding	209,895,444	177,626,058	122,838,411
10% Series A Preferred Stock [Member]
Preferred Stock, par or stated value per share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	12,000,000	12,000,000	12,000,000
Preferred Stock, shares issued	1,555,281	1,447,159	5,826,409
Preferred Stock, shares outstanding	1,555,281	1,447,159	5,826,409
10% Series B Preferred Stock [Member]
Preferred Stock, par or stated value per share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	200,000	200,000	200,000
Preferred Stock, shares issued	70,315.40	65,433.34	60,973.11
Preferred Stock, shares outstanding	70,315.4	65,433.34	60,973.11